INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Summary of income tax expense

Income tax expense consists of the following:

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Current income tax expense:	83,216	141,578	177,720
Deferred income tax expense (benefit):	25,595	(15,854)	(22,322)
Total income tax expense	108,811	125,724	155,398

Summary of significant components of deferred tax assets and deferred tax liabilities

The following table sets forth the significant components of the deferred tax assets and deferred tax liabilities:

	As of December 31,
	2021	2022
	RMB	RMB
Deferred tax assets
Payroll and welfare payable	10,740	13,908
Accrued expenses	19,920	38,720
Property, plant and equipment	11	—
Unrealised Exchange Difference	—	87
Allowance for uncollectible receivables, contract assets, loans receivable and others	53,343	56,436
Net loss carryforward	21,939	23,514
Liabilities related to customer incentive	11,435	11,435
Gross deferred tax assets	117,388	144,100
Valuation allowances	(68,932)	(73,189)
Net deferred tax assets	48,456	70,911
Deferred tax liabilities
Property, plant and equipment	—	(133)
Total deferred tax liabilities	—	(133)
Deferred tax assets, net	48,456	70,778

Summary of changes in valuation allowance

Changes in valuation allowance are as follows:

	Year Ended December 31,
	2021	2022
	RMB	RMB
Balance at beginning of the year	(4,102)	(68,932)
Additions	(68,755)	(4,880)
Reversals	2,924	623
Disposal of subsidiaries	1,001	—
Balance at end of the year	(68,932)	(73,189)

Summary of reconciliations of differences between PRC statutory income tax rate and group's effective income tax rate

Reconciliations of the differences between PRC statutory income tax rate and the Group’s effective income tax rate for the years ended December 31, 2020, 2021 and 2022 are as follows:

	Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Statutory income tax rate	25.00%	25.00%	25.00%
Non-taxable income	—	(0.28)%	(0.71)%
Reversal of deferred tax liabilities*	—	(9.75)%	—
Non-deductible expense	2.54%	0.81%	1.23%
Disposal of subsidiaries	—	(0.25)%	—
Research and Development expense super deduction	(0.62)%	(0.81)%	(2.09)%
Effect of tax holiday	(2.12)%	(4.74)%	(10.99)%
Different tax rate of entities operating in other jurisdiction	4.86%	0.28%	0.55%
Valuation allowance	0.61%	11.09%	0.32%
True up	0.05%	(0.17)%	(1.68)%
Effective tax rate	30.32%	21.18%	11.63%

* The collection of revenue related to the legacy P2P lending business was not expected, which led to an increase in the valuation allowance of deferred tax assets related to allowance for accounts receivable and contract assets, along with a reversal of the related deferred tax liability for uncollected revenue.

Summary of effect of tax holiday

The effect of the tax holiday on the income per share is as follows:

	Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Tax saving amount due to HNTE status	—	—	145,694
Tax saving amount due to Software enterprise	7,527	28,131	1,152
Tax expense amount due to other jurisdiction	(17,405)	(1,690)	(7,405)
Income per share effect-basic and diluted	(0.05)	0.12	0.65

Summary of total unrecognized tax benefits

A reconciliation of the beginning and ending amount of total unrecognized tax benefits for the years ended December 31, 2021 and 2022 is as follows:

	Year Ended December 31,
	2021	2022
	RMB	RMB
Balance at beginning of the year	176,553	211,064
Increase related to current year tax positions	34,511	29,255
Settlement	—	—
Balance at end of the year	211,064	240,319